Income Taxes (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Tax expense (benefit) at statutory rate	$ (294,826)	$ (210,000)	$ (2,292,820)	$ (1,158,300)	$ 987,000
Prepayment from related parties				(286,300)	286,300
Net operating loss carryforwards (NOLs)	172,225	276,600	1,760,600	717,600	(345,000)
Stock-based compensation expense	57,919		594,800	8,000
Amortization expense	(1,700)	(41,900)	(11,200)	(168,300)	(28,100)
Others	70,444	(22,315)	(42,861)	4,100	(15,400)
Tax expense (benefit) at effective tax rate	$ 4,062	$ 2,385	$ 8,519	$ (883,200)	$ 884,800